Investment Objectives and Goals	Jun. 28, 2025
Pzena Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PZENA MID CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena Mid Cap Value Fund (the “Mid Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Pzena Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PZENA SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Pzena Emerging Markets Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PZENA EMERGING MARKETS VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Pzena International Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PZENA INTERNATIONAL SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.
Pzena International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PZENA INTERNATIONAL VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena International Value Fund (the “International Value Fund” or “Fund”) seeks to achieve long-term capital appreciation.